Operating Expenses - Summary of Operating Expenses by Nature (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expense by nature [line items]
Royalties expensed	£ 191	£ 242	£ 236
Other product costs	349	466	516
Employee benefit expense	1,337	1,452	1,637
Contract labour	67	139	161
Employee-related expense	30	94	115
Promotional costs	233	254	233
Depreciation of property, plant and equipment	125	123	66
Property and facilities	85	96	147
Technology and communications	216	196	192
Professional and outsourced services	498	480	396
Other general and administrative costs	71	104	85
Costs capitalised	(460)	(465)	(390)
Other net gains and losses	(178)	(16)	(230)
Other income	(45)	(54)	(69)
Total	2,991	3,648	3,620
Pre-publication assets [member]
Expense by nature [line items]
Amortisation of intangible assets	280	271	338
Software [member]
Expense by nature [line items]
Amortisation of intangible assets	112	115	88
Other acquired intangibles [member]
Expense by nature [line items]
Amortisation and impairment of intangible assets – other	£ 80	£ 151	£ 99